Related Party Balances and Transactions (Details)		6 Months Ended				12 Months Ended
		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)		Dec. 31, 2024	Jun. 30, 2025 USD ($)
Related Party Balances and Transactions [Line Items]
Voting interest percentages		10.00%	10.00%
Shareholdings percentage		19.00%	19.00%
Proxy Holdings [Member]
Related Party Balances and Transactions [Line Items]
Voting interest percentages						20.00%
Shareholdings percentage		10.00%	10.00%
Agroz Ventures Sdn. Bhd. [Member]
Related Party Balances and Transactions [Line Items]
Expenses paid on behalf of the Group by related parties		RM 319,374	$ 72,926	RM 331,504
Payments from related parties		996,700		2,430,000	[1]		$ 227,588
Purchases of fresh produce from related parties		96,636		160,538	[1]		22,066	[1]
Mr. Gerard Lim [Member]
Related Party Balances and Transactions [Line Items]
Expenses paid on behalf of the Group by related parties		3,838,681	876,531	240
Payments to related parties		50,000		2,400			11,417
Agroz Vertical Farms Sdn. Bhd. [Member]
Related Party Balances and Transactions [Line Items]
Payments from related parties				1,000,000
Purchases of fresh produce from related parties		1,873,313		1,939,894			427,756
Payments to related parties		966,293		1,239,021			220,645
Farm solution sales to related parties				1,050,081
Braiven Co., Ltd. [Member]
Related Party Balances and Transactions [Line Items]
Purchases of fresh produce from related parties		235,643		5,316,710	[2]		53,807
Payments to related parties		162,010		6,055,380	[2]		36,994
HWG Cash [Member]
Related Party Balances and Transactions [Line Items]
Payments to related parties	[3]			70,925
Interest on a loan from related parties		13,630		13,630	[3]		3,112
Ms. Khoo Kwai Fun [Member]
Related Party Balances and Transactions [Line Items]
Expenses paid on behalf of the Group by related parties	[4]			51,533
Payments to related parties	[4]			53,496
Isa Wellness Marketing [Member]
Related Party Balances and Transactions [Line Items]
Payments from related parties	[5]			551,351
Fresh vegetable sales to related parties	[5]			RM 32,842

[1]	During the six months period ended June 30, 2024 and 2025, Agroz Group paid expenses on behalf of Agroz Ventures Sdn. Bhd. amounted to MYR 331,504 and MYR 319,374 (USD 72,926) and received payments amounted to MYR 2,430,000 and MYR 996,700 (USD 227,588) respectively. During the six months period ended June 30, 2024 and 2025, Agroz Group also purchased fresh produce from Agroz Ventures Sdn. Bhd. amounted to MYR 160,538 and MYR 96,636 (USD 22,066) respectively.
[2]	Agroz Group purchased IT software from Braiven Co., Ltd. amounted to MYR 5,316,710 and paid MYR 6,055,380 during the six months period ended June 30, 2024. During the six months period ended June 30, 2025, Agroz Group endured the investment in IT software from Braiven Co., Ltd. amounted to MYR 235,643 (USD 53,807) and paid MYR 162,010 (USD 36,994).
[3]	During the six months period ended June 30, 2024 and 2025, Agroz Group incurred additional interest amounted to MYR 13,630 and MYR 13,630 (USD 3,112) (note 21) respectively to HWG Cash. Agroz Group has repaid MYR70,925 to HWG Cash during the six months period ended June 30, 2024.
[4]	During the six months period ended June 30, 2024, Khoo Kwai Fun paid on behalf of Agroz Group on certain expenses amounted to MYR 51,533 and Agroz Group has repaid MYR 53,496 in the same period.
[5]	During the six months period ended June 30, 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 32,842 and received payments amounted to MYR 551,351.